As filed with the U.S. Securities and Exchange Commission on May 3, 2018

File Nos. 333-179904 and 811-22649

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 417	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 417	☒

(Check appropriate box or boxes)

iShares U.S. ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Iron Street

Boston, MA 02210

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On June 1, 2018, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 417 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until June 1, 2018, the effectiveness of the registration statement for the iShares iBonds Dec 2026 AMT-Free Muni Bond ETF (the “Fund”), filed in Post-Effective Amendment No. 176 on November 2, 2015, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
184	January 15, 2016	February 14, 2016
189	February 11, 2016	March 12, 2016
195	March 11, 2016	April 8, 2016
201	April 7, 2016	May 6, 2016
211	May 5, 2016	June 3, 2016
215	June 2, 2016	July 1, 2016
219	June 30, 2016	July 29, 2016
223	July 28, 2016	August 26, 2016
227	August 25, 2016	September 23, 2016
231	September 22, 2016	October 21, 2016
235	October 20, 2016	November 18, 2016
240	November 17, 2016	December 16, 2016
244	December 15, 2016	January 13, 2017
248	January 12, 2017	February 10, 2017
252	February 9, 2017	March 10, 2017
257	March 9, 2017	April 7, 2017
262	April 6, 2017	May 5, 2017
267	May 4, 2017	June 2, 2017
271	June 1, 2017	June 30, 2017
276	June 29, 2017	July 28, 2017
281	July 27, 2017	August 25, 2017
286	August 24, 2017	September 22, 2017
291	September 21, 2017	October 20, 2017
296	October 19, 2017	November 17, 2017
302	November 16, 2017	December 15, 2017
315	December 14, 2017	January 12, 2018
320	January 11, 2018	February 9, 2018
334	February 8, 2018	March 9, 2018
379	March 8, 2018	April 6, 2018
407	April 5, 2018	May 4, 2018

This Post-Effective Amendment No. 417 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 176.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 417 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 3rd day of May, 2018.

iSHARES U.S. ETF TRUST

By:
Martin Small*
President

Date: May 3, 2018

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 417 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark K. Wiedman*
Trustee

Date: May 3, 2018

John E. Martinez*
Trustee

Date: May 3, 2018

Cecilia H. Herbert*
Trustee

Date: May 3, 2018

Charles A. Hurty*
Trustee

Date: May 3, 2018

John E. Kerrigan*
Trustee

Date: May 3, 2018

Robert S. Kapito*
Trustee

Date: May 3, 2018

Madhav V. Rajan*
Trustee

Date: May 3, 2018

Jane D. Carlin*
Trustee

Date: May 3, 2018

Drew E. Lawton**
Trustee

Date: May 3, 2018

Richard L. Fagnani**
Trustee

Date: May 3, 2018

/s/ Jack Gee
Jack Gee*
Treasurer and Chief Financial Officer

Date: May 3, 2018

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: May 3, 2018

*	Powers of Attorney, each dated October 15, 2016, for Martin Small, Jane D. Carlin, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito and Jack Gee are incorporated herein by reference to Post-Effective Amendment No. 236, filed November 15, 2016.
**	Powers of Attorney, each dated June 21, 2017, for Drew E. Lawton and Richard L. Fagnani are incorporated herein by reference to Post-Effective Amendment No. 298, filed November 1, 2017.